FIXED ASSETS, NET - Average depreciation rate and accumulated depreciation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PP&E
PP&E	R$ 33,315,874	R$ 32,370,392	R$ 27,965,837	R$ 26,812,925
Accumulated depreciation
PP&E
PP&E	(29,474,297)	(27,822,835)
Generation and Transmission | Accumulated depreciation
PP&E
PP&E	R$ (27,898,143)	(26,286,163)
Transmission
PP&E
Average rate of depreciation	2.73%
Transmission | Accumulated depreciation
PP&E
PP&E	R$ (16,868)	(8,574)
Generation
PP&E
PP&E	R$ 31,770,088	30,901,898	25,218,110
Hydraulic
PP&E
Average rate of depreciation	2.27%
Hydraulic | Accumulated depreciation
PP&E
PP&E	R$ (17,559,436)	(17,649,397)
Nuclear
PP&E
Average rate of depreciation	3.33%
Nuclear | Accumulated depreciation
PP&E
PP&E	R$ (5,848,344)	(5,324,411)
Thermic
PP&E
Average rate of depreciation	3.07%
Thermic | Accumulated depreciation
PP&E
PP&E	R$ (4,218,591)	(3,098,681)
Eolic
PP&E
Average rate of depreciation	4.40%
Eolic | Accumulated depreciation
PP&E
PP&E	R$ (254,904)	(205,100)
Administration
PP&E
Average rate of depreciation	5.58%
PP&E	R$ 1,564,874	1,468,494	R$ 1,697,310	R$ 1,848,030
Administration | Accumulated depreciation
PP&E
PP&E	R$ (1,576,154)	R$ (1,536,672)